General information	12 Months Ended
Dec. 31, 2025
General Information [Abstract]
General information
1. General information

PagSeguro Digital Ltd. (“PagSeguro Digital” or the “Company”) is a holding company with its principal executive office located in Cayman Islands and was incorporated on July 19, 2017. The Company is a subsidiary of Universo Online S.A. (“UOL”), together with its subsidiaries, is referred to as the “PagSeguro Group”, “Pagbank or the “Group”. A total of 99.99% of the shares of PagSeguro Internet Instituição de Pagamento S.A. (“PagSeguro Brazil”) were contributed to PagSeguro Group in 2006.

PagSeguro Brazil is a privately held corporation established on December 20, 2006, and engages in providing financial technology solutions and services and corresponding related activities, focused principally on micro-merchants and small and medium-sized businesses (“SMBs”).

In June 2024, PagSeguro Digital acquired 5% of Fundo de Investimento em Direitos Creditórios – PagSeguro (“FIDC”) shares from its subsidiary PagSeguro Brazil, which together with the 15% of FIDC shares previously acquired resulted in PagSeguro Digital owning 20% of the share capital of the fund.

On June 28, 2024, PagSeguro Group constituted an investment fund as a subsidiary of PagSeguro Brazil called Fundo de Investimento em Direitos Creditórios – Pagbank Multiadquirencia (“FIDM”). The objective of this fund is to anticipate third-party assignments in accordance with market operations.

In January and February, 2025, the subsidiaries Yamí and Zygo were incorporated by Pag Participações Ltda. (“Pag Participações”).

In April, 2025, PagSeguro Group constituted a new company as a subsidiary of PagSeguro Holding Ltd. (“PSHC”) called PSGP México Aggregator S. de R.L. de C.V (“PBMX México”) which is still pre-operational.

The subsidiaries of PagSeguro Digital are PagSeg Participações Ltda. (“PagSeg”), BS Holding Financeira Ltda (“BS Holding”), Pag Participações and PSHC. The PagSeguro Group subsidiaries are as follows:

•          BS Holding subsidiaries are PagSeguro Brazil, BancoSeguro S.A. (“BancoSeguro”) and PagInvest CTVM Ltda. (“PagInvest”).

•          PagSeguro Brazil subsidiaries are PagSeguro Biva Securitizadora de Créditos Financeiras S.A. (“Biva Sec”), FIDC, Wirecard Brazil Ltda. (“MOIP), Concil Inteligência em Conciliação S.A. (“Concil”), NETPOS Serviços de Informática LTDA (“NetPos”) and FIDM.

•          PagSeg subsidiaries are Net+Phone Telecomunicações Ltda. (“Net+Phone”), PagSeguro Tecnologia Ltda. (“PagSeguro Tecnologia”), BCPS Online Services Lda. (“BCPS”), CDS Serviços Financeiros Ltda, (“CDS”), PagSeguro Biva Serviços Financeiros Ltda. (“Biva Serviços”) and PagBank Participações Ltda. (“Pag Participações”).

•          Pag Participações subsidiary is Tilix Digital Ltda. (“TILIX”).

•          PSHC subsidiaries are PagSeguro Chile SPA (“PagSeguro Chile), PagSeguro Colombia S.A.S (“PagSeguro Colombia), PSGP México S.A de C.V. (“PSGP Mexico”) and PagSeguro Peru S.A.C. (“PagSeguro Peru”) and PBMX México.

These consolidated financial statements include BS Holding, PagSeguro Brazil, PagSeg, Pag Participações, PSHC and corresponding subsidiaries.